Short-term loans (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of short- term loans

Type of loans	As of December 31, 2025	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$2,125,367	2.22%-5.19%	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Other loans- unsecured	$616,185	10.80%	Guarantee deposit
Other loans from a related party	$8,249,052	0.50%	none
	$10,990,604

Type of loans	As of December 31, 2024	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$8,096,627	2.22% - 5.86%	Restricted demand deposit Restricted time deposit
Other loans- unsecured	903,124	9.46% - 15.27%	Guarantee deposit
	$8,999,751